Note 30 - Loan Notes Payable (Details Textual) - USD ($) $ in Thousands		Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021	Jun. 23, 2017
Statement Line Items [Line Items]
Borrowings, interest rate					7.25%
Restricted cash and cash equivalents	[1]	$ 1,998		$ 0
Loan notes payable [member]
Statement Line Items [Line Items]
Notional amount		$ 12,000	$ 7,250
Borrowings, interest rate		9.50%	13.00%
Borrowings, default interest rate			10.00%
Restricted cash and cash equivalents			$ 1,000
Total borrowings		$ 7,104		$ 6,802
Borrowings, effective interest per annum			12.75%
Loan notes payable [member] | At fair value [member]
Statement Line Items [Line Items]
Total borrowings			$ 6,802
Loan notes payable [member] | Not later than three months [member]
Statement Line Items [Line Items]
Bank borrowings, undiscounted cash flows		5,000
Loan notes payable [member] | Later than three months and not later than six months [member]
Statement Line Items [Line Items]
Bank borrowings, undiscounted cash flows		$ 2,250

[1]	Cash of $998 (denominated in RTGS$) held by Blanket Mine was earmarked by Stanbic Bank Zimbabwe as a letter of credit in favour of CMSA. The letter of credit was issued by Stanbic Bank Zimbabwe on September 15, 2022 and settled on January 10, 2023. The cash on maturity will be transferred to CMSA’s bank account, denominated in South African Rands.